SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
	Year ended December 31,
	2022	2023	2024

United States	$312,816	$393,355	$503,359
Israel	6,302	6,784	8,257
United Kingdom	41,297	45,751	60,238
Europe, the Middle East and Africa *)	130,745	173,203	243,100
Other	100,550	132,795	185,788

	$591,710	$751,888	$1,000,742

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2023	2024

United States	$4,635	$8,405
Israel	33,898	31,327
United Kingdom	3,118	2,880
Europe, the Middle East and Africa *)	747	1,521
Other	6,282	6,602

	$48,680	$50,735

*)          Excluding United Kingdom and Israel